UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2012
                                               --------------

Check here if Amendment [  ]; Amendment Number: _____
     This Amendment (Check only one.):     /__/ is a restatement.
                                           /__/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Corsair Capital, LLC
Address:       717 Fifth Avenue, 24th Floor
               New York, NY 10022

Form 13F File Number:  028-12546

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Amy M. Soeda
Title:         Chief Operating Officer and Chief Financial Officer
Phone:         (212) 224-9425

Signature, Place, and Date of Signing:

/s/ Amy M. Soeda                New York, NY          May 10, 2012
-----------------               ------------          ------------
[Signature]                     [City, State]         [Date]


Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        -------------------       ----------------------------------
     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:     5

Form 13F Information Table Value Total:     $256,445 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.   Form 13F File Number    Name

      28-
---      -----------------    -----------------------
[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


   Column 1                     Column 2  Column 3   Column 4       Column 5         Column 6   Column 7           Column 8
---------------                 --------  --------   --------   -------------------  ---------  --------   -----------------------
                                                                                                               Voting Authority
Name of Issuer                  Title of  CUSIP       Value     Shrs or   SH/  Put/  Investment  Other     -----------------------
                                Class                (x $1000)  prn amt   PRN  Call  Discretion  Managers  Sole      Shared   None
-------------------------       --------  -----      ---------  -------   ---  ----  ----------  --------  ----      ------   ----


First American Financial Corp.  Common    31847R102    25,057    1,506,750 SH        SOLE        N/A       1,506,750
CoreLogic, Inc.                 Common    21871D103    24,590    1,506,750 SH        SOLE        N/A       1,506,750
NewStar Financial Inc.          Common    65251F105   105,693    9,504,798 SH        SOLE        N/A       9,504,798
NewStar Financial Inc.          Common    65251F105       680      200,174 SH  Call  SOLE        N/A         200,174
United Community Banks, Inc.    Common    90984P303   100,425   10,300,047 SH        SOLE        N/A       3,273,323
